Segment Information (Parenthetical) (Details) - HMH Holding BV And Subsidiaries [Member] - Operating Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Financing Interest Expense	$ 8,100,000	$ 7,000,000
Other Noninterest Expense	$ 2.7	$ 1.9